FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Restricted cash	$ 52	$ 44
Derivative assets	10	34
Loans and notes receivable	0	2
Other financial assets	15	0
Total current	77	80
Non-current
Restricted cash	25	215
Derivative assets	45	180
Loans and notes receivable	68	8
Other financial assets	9	14
Total non-current	$ 147	$ 417